Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.3%
AES Brasil Energia SA	3,193,640	$8,504,927
BB Seguridade Participacoes SA	1,638,753	6,723,977
CCR SA	2,750,071	6,864,287
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,397,841	9,599,191
Telefonica Brasil SA	1,318,327	10,431,192
Transmissora Alianca de Energia Eletrica SA	2,236,203	16,315,598
		58,439,172
China — 19.6%
Agile Group Holdings Ltd.	5,516,000	6,034,801
Agricultural Bank of China Ltd., Class H	15,683,000	5,229,862
Bank of China Ltd., Class H	18,899,000	6,567,219
BBMG Corp., Class H(a)	36,339,000	6,408,835
China Aoyuan Group Ltd.	8,146,000	5,209,561
China Construction Bank Corp., Class H	6,219,000	4,331,803
China Merchants Port Holdings Co. Ltd.	3,828,000	5,333,850
China Minsheng Banking Corp. Ltd., Class H	13,213,500	5,375,371
China Petroleum & Chemical Corp., Class H	8,832,000	4,038,612
China Power International Development Ltd.(a)	36,016,999	8,245,611
China Sanjiang Fine Chemicals Co. Ltd.(a)	16,795,000	6,431,501
China Shenhua Energy Co. Ltd., Class H	4,622,000	8,745,845
Chongqing Rural Commercial Bank Co. Ltd., Class H	15,001,000	5,598,884
Guangzhou R&F Properties Co. Ltd., Class H	8,974,400	7,875,149
Industrial & Commercial Bank of China Ltd., Class H	7,304,000	4,055,860
Lonking Holdings Ltd.	22,735,000	7,085,875
PICC Property & Casualty Co. Ltd., Class H	9,506,000	7,679,096
Poly Property Group Co. Ltd.	26,735,000	6,510,368
Shenzhen Investment Ltd.	17,008,000	4,779,681
Sinopec Engineering Group Co. Ltd., Class H	16,080,000	9,167,306
Sinopec Shanghai Petrochemical Co. Ltd., Class H	26,162,000	5,450,502
Times China Holdings Ltd.(a)	5,094,000	4,817,467
Yanzhou Coal Mining Co. Ltd., Class H	7,656,000	11,381,511
Yuzhou Group Holdings Co. Ltd.	25,919,656	5,336,591
Zhejiang Expressway Co. Ltd., Class H	6,080,000	5,132,419
		156,823,580
Czech Republic — 1.2%
CEZ AS	344,657	9,560,849

Hong Kong — 1.5%
Atlas Corp.	235,489	3,077,841
CP Pokphand Co. Ltd.(a)	88,654,000	9,013,922
		12,091,763
India — 3.3%
Coal India Ltd.	5,134,138	9,900,347
Oil India Ltd.	2,881,377	6,465,476
REC Ltd.	5,066,511	10,304,230
		26,670,053
Indonesia — 4.4%
Adaro Energy Tbk PT	148,062,400	13,674,118
Bukit Asam Tbk PT	86,408,200	13,325,308
Hanjaya Mandala Sampoerna Tbk PT	119,539,400	8,647,300
		35,646,726
Malaysia — 2.8%
British American Tobacco Malaysia Bhd(a)	2,763,300	9,586,425
Genting Malaysia Bhd	8,619,200	5,632,398
Malayan Banking Bhd	4,051,500	7,690,169
		22,908,992
Security	Shares	Value

Philippines — 0.9%
PLDT Inc.	282,730	$6,936,710

Qatar — 0.6%
Barwa Real Estate Co.	6,002,478	4,943,445

Russia — 19.5%
Federal Grid Co. Unified Energy System PJSC	3,884,884,828	10,679,221
Globaltrans Investment PLC	2,858,003	22,450,380
LUKOIL PJSC	110,230	9,464,951
Magnit PJSC	153,657	11,245,995
Magnitogorsk Iron & Steel Works PJSC	12,991,891	12,199,509
MMC Norilsk Nickel PJSC	20,961	7,244,862
Mobile TeleSystems PJSC, ADR	1,204,529	10,346,904
Moscow Exchange MICEX-RTS PJSC	2,612,460	6,184,161
Novolipetsk Steel PJSC, GDR	299,602	10,511,152
PhosAgro PJSC, GDR	478,061	9,097,501
Rostelecom PJSC	4,121,517	5,243,049
Sberbank of Russia PJSC	2,351,235	9,829,984
Severstal PAO	614,190	15,023,298
Tatneft PJSC	1,025,920	6,849,586
Unipro PJSC	264,093,000	9,902,933
		156,273,486
South Africa — 5.6%
Coronation Fund Managers Ltd.	2,882,518	9,525,485
Exxaro Resources Ltd.	778,464	9,633,533
Kumba Iron Ore Ltd.	306,229	16,246,767
Truworths International Ltd.	2,230,694	9,409,224
		44,815,009
Taiwan — 13.0%
Asustek Computer Inc.	547,000	6,877,228
Chong Hong Construction Co. Ltd.	3,371,000	9,677,284
Far EasTone Telecommunications Co. Ltd.	2,098,000	4,547,059
Formosa Taffeta Co. Ltd.	9,837,000	11,460,748
Huaku Development Co. Ltd.	3,494,000	10,620,061
Inventec Corp.	7,520,475	6,318,931
Merry Electronics Co. Ltd.	1,052,943	4,196,568
Radiant Opto-Electronics Corp.	2,055,000	7,770,150
Simplo Technology Co. Ltd.	408,600	5,405,203
Supreme Electronics Co. Ltd.	7,466,513	11,859,112
Systex Corp.	2,521,000	7,902,026
Taiwan Cement Corp.	4,832,884	9,114,379
WPG Holdings Ltd.	4,269,280	8,346,060
		104,094,809
Thailand — 7.1%
Jasmine International PCL, NVDR(a)	112,756,100	10,157,017
Kiatnakin Phatra Bank PCL, NVDR(a)	2,364,600	3,667,364
Land & Houses PCL, NVDR	30,183,000	7,164,994
Quality Houses PCL, NVDR	83,070,000	5,560,874
Thanachart Capital PCL, NVDR	10,340,900	10,222,413
Tisco Financial Group PCL, NVDR(a)	2,705,300	7,241,412
Total Access Communication PCL, NVDR(a)	11,096,900	12,753,563
		56,767,637
Turkey — 0.9%
Tofas Turk Otomobil Fabrikasi AS	1,801,585	7,008,777

United Arab Emirates — 3.4%
Abu Dhabi Commercial Bank PJSC	3,278,958	6,266,633
Aldar Properties PJSC	5,122,139	5,528,400
Dubai Investments PJSC	21,564,441	9,984,034

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Dubai Islamic Bank PJSC	4,279,207	$5,626,089
		27,405,156
United Kingdom — 1.1%
Evraz PLC	1,003,742	8,575,844

Total Common Stocks — 92.2%
(Cost: $706,220,344)		738,962,008

Preferred Stocks

Brazil — 4.4%
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	3,275,660	15,176,245
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,526,039	8,083,503
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	2,645,683	11,846,076
		35,105,824
Russia — 1.6%
Bashneft PJSC, Preference Shares, NVS	53,825	736,086
Transneft PJSC, Preference Shares, NVS	5,411	12,037,866
		12,773,952
Total Preferred Stocks — 6.0%
(Cost: $47,194,165)		47,879,776
Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(b)(c)(d)	17,795,405	$17,804,303
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	3,250,000	3,250,000
		21,054,303
Total Short-Term Investments — 2.6%
(Cost: $21,051,175)		21,054,303

Total Investments in Securities — 100.8%
(Cost: $774,465,684)		807,896,087

Other Assets, Less Liabilities — (0.8)%		(6,753,811)

Net Assets — 100.0%		$801,142,276

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,627,376	$8,177,323	(a)	$—	$(236)	$(160)	$17,804,303	17,795,405	$213,176	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,090,000	2,160,000	(a)	—	—	—	3,250,000	3,250,000	29		—
					$(236)	$(160)	$21,054,303		$213,205		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	197	09/17/21	$12,585	$(743,731)

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$151,645,250	$587,316,758	$—	$738,962,008
Preferred Stocks	35,105,824	12,773,952	—	47,879,776
Money Market Funds	21,054,303	—	—	21,054,303
	$207,805,377	$600,090,710	$—	$807,896,087
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(743,731)	$—	$—	$(743,731)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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